RESEARCH AND DEVELOPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Research and Development [Abstract]
Gross research and development	$ 73,695	$ 74,599	$ 82,649
Government tax credits	(618)	(579)	(1,712)
Total	$ 73,077	$ 74,020	$ 80,937